Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to use estimates and assumptions which affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses. Significant items subject to such estimates and assumptions include determination of the useful life of property and other long-lived assets, valuation and impairment analysis of property and other long-lived assets, and valuation of the allowance for doubtful accounts. It is at least reasonably possible that these estimates could change in the near term.

Principles of Consolidation

We evaluate the need to consolidate affiliates based on standards set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, Consolidation. In determining whether we have a controlling interest in an affiliate and the requirement to consolidate the accounts of that entity, management considers factors such as ownership interest, authority to make decisions, contractual and substantive participating rights of the limited partners and shareholders, as well as whether the entity is a variable interest entity for which we are the primary beneficiary. The accompanying consolidated financial statements include the accounts of Talon Real Estate Holding Corp. (“TREHC”) and Talon OP, our Operating Partnership. Talon OP also consolidates 5130 LLC, an entity in which it has a 49% ownership interest, based on its ability to control the operating and financial decisions of 5130 LLC. All significant intercompany balances have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers short-term investments with original maturities of 90 days or less to be cash equivalents. The Company believes it is not exposed to any significant credit risk on cash.

Restricted Escrows and Reserves

The Company is required to hold cash in restricted escrow accounts for insurance, real estate taxes and a replacement reserve. The escrows are used to pay periodic charges of real estate taxes and assessments, tenant improvements, and leasing commissions. The balances in the escrow accounts were $1,893,652 and $190,472 as of December 31, 2014 and December 31, 2013, respectively.

Rents Receivable

Rents receivable and deferred rent are recorded at their estimated net realizable value. The Company follows a policy of providing an allowance for doubtful accounts, which is based on a review of outstanding receivables, historical collection information, and existing economic conditions. The Company does not require collateral and accounts are considered past due if payment is not made on a timely basis in accordance with our credit terms. Accounts considered uncollectible are written off. Receivables have been reduced by an allowance for doubtful accounts of $10,784 and $5,000 as of December 31, 2014 and 2013, respectively.

Revenue Recognition

Base rental income is recognized on a straight-line basis over the terms of the related lease agreement, inclusive of leases which provide for scheduled rent increases or rent concessions. Differences between rent income earned and base rent amounts due per the respective lease agreements are credited or charged to deferred rent revenue or deferred rent receivable as applicable. When the Company enters into lease modifications or extensions with current tenants, the deferred rent at the time of the extension is amortized over the remaining term of the lease, and the revised terms are considered a new lease.

Tenant recoveries related to reimbursement of real estate taxes, insurance, repairs and maintenance and other operating expenses are billed monthly based on current year estimated operating costs for applicable expenses. An additional billing or a refund is made to tenants in the following year after actual operating expenses are determined.

Deferred Leasing Costs and Tenant Allowance

Direct and indirect costs, including estimated internal costs and leasing commissions, associated with the leasing of real estate investments owned by the Company are capitalized as deferred leasing costs and amortized on a straight-line basis over the term of the related lease. Lease incentive costs, which are payments made on behalf of a tenant to sign a lease, are amortized on a straight-line basis over the respective lease terms as a reduction of rental revenue. Unamortized costs are charged to expense upon the early termination of the lease. Costs associated with unsuccessful leasing opportunities are expensed.

In leasing tenant space, the Company may provide funding to the lessee through a tenant allowance. In accounting for a tenant allowance, the Company determines whether the allowance represents funding for the construction of leasehold improvements and evaluates the ownership, for accounting purposes, of such improvements. If the Company is considered the owner of the leasehold improvements for accounting purposes, the Company capitalizes the amount of the tenant allowance and depreciates it over the shorter of the useful life of the leasehold improvements or the related lease term. If the tenant allowance represents a payment for a purpose other than funding leasehold improvements, or in the event the Company is not considered the owner of the improvements, for accounting purposes, the allowance is considered to be a lease incentive and is recognized over the lease term as a reduction of rental revenue on a straight-line basis.

The Company had amortization expense for deferred leasing costs of $146,317 and $6,521 for the years ended December 31, 2014 and 2013, respectively and accumulated amortization of $146,317 and $0 as of December 31, 2014 and 2013, respectively. The Company had amortization expense for tenant allowances of $543,283 and $60,016 for the years ended December 31, 2014 and 2013, respectively, and accumulated amortization of $674,691 and $131,408 as of December 31, 2014 and 2013, respectively.

Accumulated amortization in 2013 was written-off with the departure of a tenant.

Derivative Instruments

The Company records all derivative instruments on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. If the Company does not apply hedge accounting, all changes in the fair value of derivatives are recognized directly in earnings in the period of change. Currently, the Company has not elected hedge accounting treatment and all changes in fair value of the Company’s derivatives are recognized in current period earnings.

Deferred Financing Costs

Costs incurred in connection with obtaining financing are capitalized and are being amortized on a straight-line basis over the financing term and are included in interest expense. The Company had amortization expense of $213,990 and $10,444 for the years ended December 31, 2014 and 2013, respectively. The Company had accumulated amortization of $302,080 and $88,090 as of December 31, 2014 and 2013, respectively.

Real Estate Property and Fixed Assets

Investment in real estate and fixed assets with a useful life of longer than one year are carried at cost less accumulated depreciation and amortization. Property such as land, building and improvements includes cost of acquisitions, development, and construction and tenant allowances and improvements. We allocate the cost of an acquisition, including the assumption of liability, to the acquired tangible assets (including land, buildings and personal property) determined by valuing the property as if it were vacant, and identifiable intangibles based on their relative fair values. Acquisitions of real estate are recorded based upon preliminary allocations of the purchase price to management’s assessment of the fair value of tangible and intangible assets and any assumed liabilities acquired which are subject to adjustment as additional information is obtained up to one year after the date of acquisition. Management’s fair value assessment includes the use of readily accepted fair value techniques such as discounted cash flow analysis and comparable sales analysis including management’s reliance on independent market analysis.

Depreciation is provided using the straight-line method over the estimated useful life of the assets for buildings and improvements, and the term of the lease for tenant improvements. The estimated useful lives being used are as follows:

Land Improvements	3-15 years
Building	25-30 years
Building Improvements	15-20 years
Tenant Improvements	1-10 years
Furniture and Equipment	3 years

Repair and maintenance costs are expensed as incurred, whereas expenditures that improve or extend the service lives of assets are capitalized. Disposal and abandonment of improvements are recognized at occurrence as a charge to depreciation.

Intangible Assets or Liabilities

Upon acquisitions of real estate, the Company assesses the fair value of acquired tangible assets and any significant intangible assets and liabilities (such as above- and below-market leases and value of acquired in-place leases), and any assumed liabilities, and allocates the purchase price based on these fair value assessments. The Company records intangible assets and liabilities acquired at their estimated fair value apart from goodwill for acquisitions of real estate. The Company amortizes identified intangible assets and liabilities based on the period over which the assets and liabilities are expected to affect the future cash flows of the real estate property acquired. Lease intangibles (such as in-place or above- and below-market leases) are amortized over the term of the related lease. Above and below-market leases are amortized as a reduction in (addition to) rent revenue. The Company amortized $218,716 as a reduction to rent revenue for above-market leases and $69,705 as an addition to rent revenue for below-market leases for the year ended December 31, 2014 and none was amortized in 2013. Amortization of other intangibles is recorded in depreciation and amortization expense.

Recent Accounting Pronouncements

In April 2014, the FASB issued ASU No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (“ASU 2014-08”). This newly issued accounting standard amends the definition of a discontinued operation in ASC 205-20 and requires an entity to provide additional disclosures about disposal transactions that do not meet the discontinued-operations criteria. ASU 2014-08 is effective prospectively for all disposals (except disposals classified as held for sale before the adoption date) or components initially classified as held for sale in periods beginning on or after December 15, 2014, with early adoption permitted; and was adopted by the Company effective January 1, 2014. The adoption of this standard did not have a material impact on the Company’s financial position, results of operation or cash flows.

In May 2014, the FASB issued new accounting guidance related to revenue recognition. This new standard will eliminate all industry-specific guidance and replace all current U.S. GAAP guidance on the topic. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. This guidance will be effective for the Company beginning January 1, 2017 and can be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. We are currently assessing the impact on the Company’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40). The amendments in this Update provide guidance in U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The amendments require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term substantial doubt, (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued).The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.

The Company currently has disclosed certain matters relative to going concern in Note 18 but presently has not yet adopted the new guidance.

In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis ("ASU 2015-02"). This amends ASC 810, Consolidation (ASC "810"), to improve targeted areas of consolidation guidance by simplifying the requirements of consolidation and placing more emphasis on risk of loss when determining a controlling financial interest. ASU 2015-02 is effective for the annual period ending after December 15, 2015, and subsequent interim and annual periods with early adoption permitted. The adoption of ASU 2015-02 is not expected to have a material impact on the Company's consolidated financial statements.

Impairment of Long-Lived Assets

Long-lived assets, such as real estate property, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. An impairment loss would be recognized when the estimated future cash flows from the use and eventual disposition of the asset are less than the carrying amount of that asset. The Company did not recognize any impairment losses for either of the years ended December 31, 2014 or 2013.

Income Taxes

The Company accounts for income taxes under FASB ASC 740-10-30 which results in the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the book carrying amounts and the tax basis of assets and liabilities. Deferred income tax assets and liabilities are measured using the enacted tax rates and laws that will be in effect when the temporary differences and carryforwards are expected to reverse. Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is “more likely than not” that some component or all of the benefits of deferred tax assets will not be realized.

The Company's policy of accounting for uncertain tax positions is to recognize the tax effects from an uncertain tax position in the financial statements, only if the position is more likely than not to be sustained on audit, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized, upon ultimate settlement with the relevant tax authority. The Company has examined the tax positions taken in its tax returns and determined that there are no uncertain tax positions. As a result, the Company has recorded no uncertain tax liabilities in its consolidated balance sheet.

The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for the years before 2010. The Company is not currently under examination by any taxing jurisdiction. In the event of any future tax assessments, the Company has elected to record the income tax penalties as general and administrative expense and any related interest as interest expense in the Company's consolidated statements of operations.

Stock-based Compensation

The Company has granted restricted stock to employees under an approved employee equity incentive plan and to Directors under a director compensation plan. Granted shares are considered issued and outstanding as of the date of the grants. Stock-based compensation is expensed on a straight-line basis over the vesting period and is valued at the fair value on the date of the grant. The Company has recognized $656,623 and $47,995 of compensation expense for the years ended December 31, 2014 and 2013, respectively.

The Company has also issued common stock in exchange for goods or services of non-employees. These shares are either fully vested at date of grant or vest over a certain period during which services are provided. The Company expenses the fair market value of the services over the period in which they are received.

No stock was issued in exchange for goods or services of non-employees in the year ended December 31, 2014 and stock valued at $50,000 was issued for an equivalent value of services received in the year ended December 31, 2013. These membership units were contributed to the Company in exchange for shares of common stock as part of the Formation Transactions.

Noncontrolling Interest

Interests in the Operating Partnership held by limited partners are represented by partnership common units of the Operating Partnership. The Company's interest in the Operating Partnership was 64.5% of the common units of the Operating Partnership as of December 31, 2014 and 100% as of December 31, 2013. The Operating Partnership’s income is allocated to holders of units based upon the ratio of their holdings to the total units outstanding during the period. Capital contributions, distributions, syndication costs, and profits and losses are allocated to non-controlling interests in accordance with the terms of the Operating Partnership agreement.

The portion of membership interests in 5130 LLC not held by Talon OP is reported as noncontrolling interest. Capital contributions, distributions, and profits and losses are allocated to the noncontrolling interest based on membership percentages and terms of the operating agreement.

Net Income (Loss) or Earnings Per Share

Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income by the weighted average common and potential dilutive common shares outstanding in accordance with the treasury stock method.

The following is a reconciliation of the denominator of the basic net earnings per common share computation to the denominator of the diluted net earnings per common share computation for each of the periods presented:

	Years Ended December 31,
	2014	2013
Weighted average common shares outstanding - basic	15,915,380	15,281,886
Plus potentially dilutive common shares:
Unvested restricted stock	140,047	101,931
Contingent shares (note 10)	-	-
Weighted average common shares outstanding - diluted	16,055,427	15,383,817

Reclassifications

Certain previously reported amounts have been reclassified to conform to the current financial statement presentation. The historical financials of Talon Real Estate Holding Corp. consisting solely of the surviving operations of 5130 LLC were restated for the recapitalization of TREHC per the Formation Transactions, as amended, completed on June 7, 2013.